Credit Facilities (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Credit Facilities Details
Revolving credit facilities	$ 6,595	$ 6,199
Term credit facilities	11,755	11,669
Capital lease obligations	2	17
Total debt and capital lease obligations	18,352	17,885
Less current portion	(9,010)	(8,870)
Total long-term debt and capital lease obligations	$ 9,342	$ 9,015